The Annual Tariff Adjustment- Additional Information (Detail) - Cemig Distribution [member]	May 28, 2018
Disclosure Of Financial Assets And Financial Liabilities With The Tariff Adjustments [line items]
Percentage of annual tariffs adjustment	23.19%
Percentage of annual tariff adjustment manageable cost	4.30%
Percentage of annual tariffs remaining after adjustment	18.89%
Non-manageable (Portion A) costs [member]
Disclosure Of Financial Assets And Financial Liabilities With The Tariff Adjustments [line items]
Percentage of annual tariffs adjustment	9.00%
Other financial components [member]
Disclosure Of Financial Assets And Financial Liabilities With The Tariff Adjustments [line items]
Percentage of annual tariffs adjustment	9.89%